Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

TABLE OF CONTENTS

PAY VERSUS PERFORMANCE
The following table sets forth additional compensation information of our CEO and our other NEOs (averaged) along with total shareholder return, net income (loss), and revenue in constant currency for our fiscal years ending in 2020, 2021 and 2022:
Year	Summary Compensation Table Total for Current PEO(1)	Compensation Actually Paid (CAP) to Current PEO(1,2)	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid (CAP) to Former PEO(1,2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid (CAP) to Non- PEO NEOs(1,2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (Loss) (in thousands)	Non-GAAP Revenue in Constant Currency (5)
							Company TSR	Peer Group TSR(4)
2022	$4,619,545	$2,034,934	NA	NA	$1,031,958	$564,889	$25	$110	$(103,462)	$500,005
2021	$3,022,116	$504,316	$178,812	$(5,566,128)	$1,187,153	$(354,016)	$51	$138	$33,372	$484,799
2020	NA	NA	$3,407,218	$6,736,558	$1,028,556	$2,350,811	$151	$120	$50,867	$433,379
(1)	The current PEO is Robert Bodor, who began serving as CEO effective March 1, 2021. The former PEO is Victoria M. Holt, who retired effective February 28, 2021.
Year	Current PEO	Former PEO	Non-PEO NEOs
2022	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, Oleg Ryaboy, and Arthur R. Baker III
2021	Robert Bodor	Victoria Holt	Daniel Schumacher, Arthur R. Baker III, Michael R. Kenison, Bjoern Klaas, and John A. Way
2020		Victoria Holt	Robert Bodor, Arthur R. Baker III, Bjoern Klaas, and John A. Way
(2)
We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the Summary Compensation Table (“SCT”) totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:

2022 CAP for the current PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current PEO	Average
		Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,619,545	$1,031,958
Less, value of Stock Awards and Option Awards reported in SCT	(3,764,745)	(609,750)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,178,750	211,251
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(297,513)	(63,315)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	298,897	58,028
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(63,282)
Compensation Actually Paid for Fiscal Year 2022	$2,034,934	$564,889
2021 CAP for the current PEO, former PEO, and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

			Average
	Current PEO	Former PEO	Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$3,022,116	$178,812	$1,187,153
Less, value of Stock Awards and Option Awards reported in SCT	(2,255,577)	—	(822,975)
Plus, Year-End value of Awards & Granted in Fiscal Year that are Unvested and outstanding	495,322	—	172,715
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,291,597)	(2,932,638)	(556,465)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	534,052	1,688,081	230,780
			Average
	Current PEO	Former PEO	Non-PEO NEOs
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(4,500,383)	(565,225)
Compensation Actually Paid for Fiscal Year 2021	$504,316	$(5,566,128)	$(354,016)
2020 CAP for the former PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

		Average
	Former PEO	Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$3,407,218	$1,028,556
Less, value of Stock Awards and Option Awards reported in SCT	(2,739,286)	(654,971)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,713,021	1,130,671
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,144,200	709,774
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Less or Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(788,595)	136,781
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Compensation Actually Paid for Fiscal Year 2020	$6,736,558	$2,350,811
(3)	TSR, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
(4)	The selected peer group is the Russell 2000 Index.
(5)
Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP for our NEOs for fiscal 2022 to our Company’s performance is our Company’s revenue in constant currency, a non-GAAP measure, which is GAAP revenue calculated to exclude the impact of foreign currency exchange rates. For information regarding GAAP revenue and the impact of foreign currency exchange rates, see our earnings release filed as an exhibit to our Current Report on Form 8-K filed on February 10, 2023.

Company Selected Measure Name			Revenue in Constant Currency
Named Executive Officers, Footnote [Text Block]
(1)	The current PEO is Robert Bodor, who began serving as CEO effective March 1, 2021. The former PEO is Victoria M. Holt, who retired effective February 28, 2021.
Year	Current PEO	Former PEO	Non-PEO NEOs
2022	Robert Bodor		Daniel Schumacher, Michael R. Kenison, Bjoern Klaas, Oleg Ryaboy, and Arthur R. Baker III
2021	Robert Bodor	Victoria Holt	Daniel Schumacher, Arthur R. Baker III, Michael R. Kenison, Bjoern Klaas, and John A. Way
2020		Victoria Holt	Robert Bodor, Arthur R. Baker III, Bjoern Klaas, and John A. Way

Peer Group Issuers, Footnote [Text Block]
(4)	The selected peer group is the Russell 2000 Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the Summary Compensation Table (“SCT”) totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:

2022 CAP for the current PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current PEO	Average
		Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,619,545	$1,031,958
Less, value of Stock Awards and Option Awards reported in SCT	(3,764,745)	(609,750)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,178,750	211,251
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(297,513)	(63,315)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	298,897	58,028
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(63,282)
Compensation Actually Paid for Fiscal Year 2022	$2,034,934	$564,889
2021 CAP for the current PEO, former PEO, and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

			Average
	Current PEO	Former PEO	Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$3,022,116	$178,812	$1,187,153
Less, value of Stock Awards and Option Awards reported in SCT	(2,255,577)	—	(822,975)
Plus, Year-End value of Awards & Granted in Fiscal Year that are Unvested and outstanding	495,322	—	172,715
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,291,597)	(2,932,638)	(556,465)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	534,052	1,688,081	230,780
			Average
	Current PEO	Former PEO	Non-PEO NEOs
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(4,500,383)	(565,225)
Compensation Actually Paid for Fiscal Year 2021	$504,316	$(5,566,128)	$(354,016)
2020 CAP for the former PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

		Average
	Former PEO	Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$3,407,218	$1,028,556
Less, value of Stock Awards and Option Awards reported in SCT	(2,739,286)	(654,971)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,713,021	1,130,671
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,144,200	709,774
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Less or Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(788,595)	136,781
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Compensation Actually Paid for Fiscal Year 2020	$6,736,558	$2,350,811

Non-PEO NEO Average Total Compensation Amount			$ 1,031,958	$ 1,187,153	$ 1,028,556
Non-PEO NEO Average Compensation Actually Paid Amount			$ 564,889	(354,016)	2,350,811
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
We did not report a change in pension value for any of the years reflected in this table; therefore, an adjustment to the Summary Compensation Table (“SCT”) totals related to pension value is not needed. To calculate compensation actually paid (“CAP”), the following adjustments were made to SCT Total Compensation:

2022 CAP for the current PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

	Current PEO	Average
		Non-PEO NEOs
Total Reported in 2022 Summary Compensation Table (SCT)	$4,619,545	$1,031,958
Less, value of Stock Awards and Option Awards reported in SCT	(3,764,745)	(609,750)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,178,750	211,251
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(297,513)	(63,315)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	298,897	58,028
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(63,282)
Compensation Actually Paid for Fiscal Year 2022	$2,034,934	$564,889
2021 CAP for the current PEO, former PEO, and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

			Average
	Current PEO	Former PEO	Non-PEO NEOs
Total Reported in 2021 Summary Compensation Table (SCT)	$3,022,116	$178,812	$1,187,153
Less, value of Stock Awards and Option Awards reported in SCT	(2,255,577)	—	(822,975)
Plus, Year-End value of Awards & Granted in Fiscal Year that are Unvested and outstanding	495,322	—	172,715
Less, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,291,597)	(2,932,638)	(556,465)
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	534,052	1,688,081	230,780
			Average
	Current PEO	Former PEO	Non-PEO NEOs
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	(4,500,383)	(565,225)
Compensation Actually Paid for Fiscal Year 2021	$504,316	$(5,566,128)	$(354,016)
2020 CAP for the former PEO and the average CAP for the non-PEO NEOs reflects the following adjustments from Total Compensation reported in the SCT:

		Average
	Former PEO	Non-PEO NEOs
Total Reported in 2020 Summary Compensation Table (SCT)	$3,407,218	$1,028,556
Less, value of Stock Awards and Option Awards reported in SCT	(2,739,286)	(654,971)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,713,021	1,130,671
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,144,200	709,774
Plus, FMV of Awards Granted this Year and that Vested this Year	—	—
Less or Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(788,595)	136,781
Less, Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—
Compensation Actually Paid for Fiscal Year 2020	$6,736,558	$2,350,811

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance
The following charts present a graphical comparison of CAP to our current and former PEOs and the average CAP to our Non-PEO NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income (loss), and (4) revenue in constant currency. The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.
Compensation Actually Paid versus TSR

(1)
Total shareholder return in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
The following charts present a graphical comparison of CAP to our current and former PEOs and the average CAP to our Non-PEO NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income (loss), and (4) revenue in constant currency. The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.
Compensation Actually Paid versus Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance
The following charts present a graphical comparison of CAP to our current and former PEOs and the average CAP to our Non-PEO NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income (loss), and (4) revenue in constant currency. The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.
Compensation Actually Paid versus Revenue in Constant Currency

Compensation decisions at our Company are made independently of disclosure requirements. Therefore, the relationships between pay and performance as described above were not considered by the compensation committee in determining CAP for any of the three years reported.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
The following charts present a graphical comparison of CAP to our current and former PEOs and the average CAP to our Non-PEO NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR, (2) peer group TSR, (3) net income (loss), and (4) revenue in constant currency. The charts also provide a comparison of our TSR to the peer group TSR for the three-year period.
Compensation Actually Paid versus TSR

(1)
Total shareholder return in the above chart, in the case of both our Company and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine 2022 CAP
The items listed below represent the most important financial metrics we used to determine CAP for fiscal year 2022 as further described in our CD&A within the sections titled “Annual Incentive Program,” “Long-Term Incentive Program” and “2022 Long-Term Equity-Based Compensation.”
Most Important Performance Measures
Revenue in Constant Currency(1)
3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Adjusted Operating Income(2)
(1)	Revenue in constant currency is a non-GAAP financial measure that consists of GAAP revenue which is then adjusted to eliminate the impact of changes in foreign currency exchange rates.
(2)
Adjusted operating income is a non-GAAP financial measure that consists of GAAP income from operations which is then adjusted to eliminate the effect of items or events that the Committee determines in its discretion should be excluded for compensation purposes.

Total Shareholder Return Amount			$ 25	51	151
Peer Group Total Shareholder Return Amount			110	138	120
Net Income (Loss)			$ (103,462,000)	$ 33,372,000	$ 50,867,000
Company Selected Measure Amount			500,005	484,799	433,379
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue in Constant Currency
Non-GAAP Measure Description [Text Block]
(5)
Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link CAP for our NEOs for fiscal 2022 to our Company’s performance is our Company’s revenue in constant currency, a non-GAAP measure, which is GAAP revenue calculated to exclude the impact of foreign currency exchange rates. For information regarding GAAP revenue and the impact of foreign currency exchange rates, see our earnings release filed as an exhibit to our Current Report on Form 8-K filed on February 10, 2023.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			3-Year Cumulative TSR Performance relative to Russell 2000 Growth Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Operating Income
Robert Bodor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 3,022,116	$ 4,619,545
PEO Actually Paid Compensation Amount		$ 504,316	$ 2,034,934
PEO Name		Robert Bodor	Robert Bodor
Victoria M. Holt [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 178,812				$ 3,407,218
PEO Actually Paid Compensation Amount	$ (5,566,128)				$ 6,736,558
PEO Name	Victoria Holt				Victoria Holt
PEO [Member] | Robert Bodor [Member] | Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,255,577)	$ (3,764,745)
PEO [Member] | Robert Bodor [Member] | Year-End Value of Awards Granted in Fiscal Year That are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		495,322	1,178,750
PEO [Member] | Robert Bodor [Member] | Change in Fair Value of Prior Year Awards That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,291,597)	(297,513)
PEO [Member] | Robert Bodor [Member] | FMV of Awards Granted This Year and That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Robert Bodor [Member] | Change in Fair Value (from Prior Year-end) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		534,052	298,897
PEO [Member] | Robert Bodor [Member] | Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	0
PEO [Member] | Victoria M. Holt [Member] | Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0				$ (2,739,286)
PEO [Member] | Victoria M. Holt [Member] | Year-End Value of Awards Granted in Fiscal Year That are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				4,713,021
PEO [Member] | Victoria M. Holt [Member] | Change in Fair Value of Prior Year Awards That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,932,638)				2,144,200
PEO [Member] | Victoria M. Holt [Member] | FMV of Awards Granted This Year and That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0				0
PEO [Member] | Victoria M. Holt [Member] | Change in Fair Value (from Prior Year-end) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,688,081				(788,595)
PEO [Member] | Victoria M. Holt [Member] | Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,500,383)				0
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(609,750)	$ (822,975)	(654,971)
Non-PEO NEO [Member] | Year-End Value of Awards Granted in Fiscal Year That are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			211,251	172,715	1,130,671
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(63,315)	(556,465)	709,774
Non-PEO NEO [Member] | FMV of Awards Granted This Year and That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value (from Prior Year-end) of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			58,028	230,780	136,781
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Awards That Failed to Vest This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (63,282)	$ (565,225)	$ 0